STOCKHOLDERS' EQUITY - Common Stock Shares (Details) - $ / shares	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
STOCKHOLDERS' EQUITY
Common shares, shares authorized (in shares)	400,000,000	5,000,000	5,000,000
Common shares, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common shares, shares issued (in shares)	2,107,750	0	0
Common shares, shares outstanding (in shares)	2,107,750	0	0